CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Interest income:
Loans receivable	$ 5,585,487	$ 6,200,022
Securities	1,270,132	1,502,612
Other interest-earning assets	36,673	41,238
Total interest income	6,892,292	7,743,872
Interest expense:
Deposits	1,554,406	1,937,714
Borrowed funds	206,888	338,746
Total interest expense	1,761,294	2,276,460
Net interest income	5,130,998	5,467,412
Provision for loan losses	(150,000)	1,100,000
Net interest income after provision for loan losses	5,280,998	4,367,412
Non-interest income:
Loan fees	85,453	86,389
Account servicing and other	381,560	423,557
Gain on sale of loans	13,963	1,973
Total non-interest income	480,976	511,919
Non-interest expense:
Compensation and benefits	2,333,865	2,288,409
Occupancy and equipment	491,312	524,308
Service bureau and data processing	528,079	536,090
Federal deposit insurance premiums	270,891	318,736
Real estate owned expense, net	356,465	596,331
Other	1,087,403	1,041,395
Total non-interest expense	5,068,015	5,305,269
Income (loss) before income tax (benefit)	693,959	(425,938)
Income tax (benefit)	254,402	(200,938)
Net income (loss)	$ 439,557	$ (225,000)
Basic and diluted earnings (loss) per common share (in dollars per share)	$ 0.27	$ (0.14)
Weighted average shares outstanding - basic and diluted (in shares)	1,654,501	1,645,350